Segment Reporting - Schedule of Major Customers (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Major Customers [Line Items]
Total revenue for major customers	$ 7,462,177	$ 6,648,829	$ 4,660,183
Customer A [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	4,199,953	3,272,556	2,308,425
Customer B [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	1,239,030	1,558,156	957,076
Customer C [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	1,045,802	958,031	842,173
Customer D [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	$ 977,392	$ 860,086	$ 552,509